Segment Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
We have four reportable operating segments at December 31, 2013, the first three of which consist of the ownership and rental of (i) industrial, (ii) office and (iii) medical office real estate investments. The operations of our industrial, office and medical office properties, along with our retail properties, are collectively referred to as "Rental Operations." Our retail properties, as well as any other properties not included in our reportable segments, do not by themselves meet the quantitative thresholds for separate presentation as a reportable segment. The fourth reportable segment consists of various real estate services such as property management, asset management, maintenance, leasing, development, general contracting and construction management to third-party property owners and joint ventures, and is collectively referred to as "Service Operations." Our reportable segments offer different products or services and are managed separately because each segment requires different operating strategies and management expertise.
We assess and measure the overall operating results of the General Partner and the Partnership based upon Funds From Operations ("FFO"), as defined by the National Association of Real Estate Investment Trusts ("NAREIT"). FFO is an industry performance measure that management believes is a useful indicator of consolidated operating performance. FFO is used by industry analysts and investors as a supplemental operating performance measure of a REIT. NAREIT created FFO as a non-GAAP supplemental measure of REIT operating performance. FFO, as defined by NAREIT, represents GAAP net income (loss), excluding extraordinary items as defined under GAAP, gains or losses from sales of previously depreciated real estate assets, impairment charges related to depreciable real estate assets, plus certain non-cash items such as real estate asset depreciation and amortization, and after similar adjustments for unconsolidated partnerships and joint ventures. The most comparable GAAP measure is net income (loss) attributable to common shareholders or common unitholders. FFO attributable to common shareholders or common unitholders should not be considered as a substitute for net income (loss) attributable to common shareholders or common unitholders or any other measures derived in accordance with GAAP and may not be comparable to other similarly titled measures of other companies.
Historical cost accounting for real estate assets in accordance with GAAP implicitly assumes that the value of real estate assets diminishes predictably over time. Since real estate values instead have historically risen or fallen with market conditions, many industry analysts and investors have considered presentation of operating results for real estate companies that use historical cost accounting to be insufficient by themselves. Management believes that the use of FFO attributable to common shareholders or common unitholders, combined with net income (which remains the primary measure of performance), improves the understanding of operating results of REITs among the investing public and makes comparisons of REIT operating results more meaningful. Management believes that the use of FFO as a performance measure enables investors and analysts to readily identify the operating results of the long-term assets that form the core of a REIT's activity and assist them in comparing these operating results between periods or between different companies.
Other revenue consists of other operating revenues not identified with one of our operating segments. We do not allocate interest expense and certain other non-property specific revenues and expenses ("Non-Segment Items," as shown in the table below) to our individual operating segments in determining our performance measure. Thus, the operational performance measure presented here on a segment-level basis represents net earnings, excluding depreciation expense and the Non-Segment Items not allocated, and is not meant to present FFO as defined by NAREIT.
The following table shows (i) the revenues for each of the reportable segments and (ii) a reconciliation of FFO attributable to common shareholders or common unitholders to net income (loss) attributable to common shareholders or common unitholders for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	2013	2012	2011
Revenues
Rental Operations:
Industrial	$481,902	$429,660	$366,365
Office	251,270	242,719	251,766
Medical Office	127,475	82,962	47,309
Non-reportable Rental Operations	7,206	7,246	7,631
Service Operations	206,596	275,071	521,796
Total segment revenues	1,074,449	1,037,658	1,194,867
Other revenue	5,564	7,421	11,544
Consolidated revenue from continuing operations	1,080,013	1,045,079	1,206,411
Discontinued operations	47,843	72,645	252,434
Consolidated revenue	$1,127,856	$1,117,724	$1,458,845
Reconciliation of Funds From Operations
Net earnings excluding depreciation and Non-Segment Items:
Industrial	$359,229	$320,981	$270,086
Office	146,712	141,116	148,736
Medical Office	85,295	55,410	29,024
Non-reportable Rental Operations	4,634	5,073	5,475
Service Operations	22,763	20,201	41,316
	618,633	542,781	494,637
Non-Segment Items:
Interest expense	(228,324)	(229,417)	(206,244)
Impairment charges on non-depreciable properties	(3,777)	—	(12,931)
Interest and other income, net	1,887	514	658
Other operating income (expenses)	470	(633)	(1,237)
General and administrative expenses	(42,673)	(46,424)	(43,107)
Gain on land sales	9,547	—	—
Undeveloped land carrying costs	(8,614)	(8,829)	(8,934)
Loss on debt extinguishment	(9,433)	—	—
Acquisition-related activity	(3,093)	(4,192)	(1,188)
Income tax benefit	5,080	103	194
Other non-segment income	1,029	3,728	6,131
Net (income) loss attributable to noncontrolling interests - consolidated entities not wholly owned by the Partnership	(3,863)	(382)	115
Joint venture items	34,129	37,469	38,161
Dividends on preferred shares/Preferred Units	(31,616)	(46,438)	(60,353)
Adjustments for redemption/repurchase of preferred shares/Preferred Units	(5,932)	(5,730)	(3,796)
Discontinued operations	18,330	27,435	80,013
FFO attributable to common unitholders of the Partnership	351,780	269,985	282,119
Net (income) loss attributable to noncontrolling interests - common limited partnership interests in the Partnership	(2,094)	2,273	(859)
Noncontrolling interest share of FFO adjustments	(2,645)	(7,054)	(6,644)
FFO attributable to common shareholders of the General Partner	347,041	265,204	274,616
Depreciation and amortization on continuing operations	(392,627)	(348,268)	(304,310)
Depreciation and amortization on discontinued operations	(16,423)	(31,151)	(81,369)
Company's share of joint venture adjustments	(31,220)	(34,702)	(33,687)
Earnings from depreciated property sales on continuing operations	59,179	344	68,549
Earnings from depreciated property sales on discontinued operations	133,242	13,467	100,882
Earnings from depreciated property sales - share of joint venture	51,207	1,907	91
Noncontrolling interest share of FFO adjustments	2,645	7,054	6,644
Net income (loss) attributable to common shareholders of the General Partner	$153,044	$(126,145)	$31,416
Add back: Net income (loss) attributable to noncontrolling interests - common limited partnership interests in the Partnership	2,094	(2,273)	859
Net income (loss) attributable to common unitholders of the Partnership	$155,138	$(128,418)	$32,275

 The assets for each of the reportable segments at December 31, 2013 and 2012 were as follows (in thousands):

	December 31, 2013	December 31, 2012
Assets
Rental Operations:
Industrial	$4,414,740	$3,836,721
Office	1,524,501	1,683,314
Medical Office	1,170,420	1,202,929
Non-reportable Rental Operations	81,056	175,197
Service Operations	145,222	162,219
Total segment assets	7,335,939	7,060,380
Non-segment assets	416,675	499,721
Consolidated assets	$7,752,614	$7,560,101

Tenant improvements and leasing costs to re-let rental space that we previously leased to tenants are referred to as second generation expenditures. Building improvements that are not specific to any tenant but serve to improve integral components of our real estate properties are also second generation expenditures. In addition to revenues and FFO, we also review our second generation capital expenditures in measuring the performance of our individual Rental Operations segments. We review these expenditures to determine the costs associated with re-leasing vacant space and maintaining the condition of our properties. Our second generation capital expenditures by segment are summarized as follows for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	2013	2012	2011
Second Generation Capital Expenditures
Industrial	$41,971	$33,095	$34,872
Office	46,600	30,092	63,933
Medical Office	3,106	641	410
Non-reportable Rental Operations segments	121	56	49
Total	$91,798	$63,884	$99,264